Income taxes (Deferred Tax Assets And Liabilities) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets:
Tax loss to be carried forward	$ 1,800,359	$ 0
Accruals and provisions	13,536,150	15,074,850
Total current deferred tax assets	15,336,509	15,074,850
Current deferred tax liabilities:
Revenue recognized based on percentage of completion	(11,851,997)	(27,410,499)
Real estate properties accelerated cost deduction	(1,365,450)	(1,084,920)
Taxable temporary differences arising from business combinations	(81,031,364)	(145,968)
Others	(45,532)	(45,532)
Total current deferred tax liabilities	(94,294,343)	(28,686,919)
Net current deferred tax liabilities	(78,957,834)	(13,612,069)
Long-term deferred tax assets:
Accruals and provisions	0	495,336
Revenue recognition of real estate lease income on a straight-line basis	8,547,158	1,103,381
Others	1,643,945	0
Total long-term deferred tax assets	10,191,103	1,598,717
Long-term deferred tax liabilities:
Income tax on undistributed earnings of PRC subsidiaries	(9,384,619)	(5,884,619)
Total long-term deferred tax liabilities	(9,384,619)	(5,884,619)
Net long-term deferred tax assets	806,484	(4,285,902)
Undistributed earnings from subsidiaries	93,800,000	58,800,000
Deferred tax liabilities	9,380,000	5,880,000
Subsidiaries [Member]
Long-term deferred tax liabilities:
Net operating loss carry forwards	11,000,000	2,400,000
Subsidiaries [Member] | Foreign Tax Authority [Member]
Long-term deferred tax liabilities:
Net operating loss carry forwards	$ 1,200,000